Quarterly Holdings Report
for

Fidelity® Michigan Municipal Income Fund

March 31, 2019

MIR-QTLY-0519
1.814644.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Guam - 0.9%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,149,460
Series C, 5% 10/1/21 (a)	2,920,000	3,011,192
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,290,808

TOTAL GUAM		5,451,460

Michigan - 95.3%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,724,955
5% 5/1/37	1,175,000	1,346,104
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,146,880
5% 11/1/26	1,000,000	1,142,720
5% 11/1/27	700,000	798,084
5% 11/1/28	250,000	284,780
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,937,998
5% 5/1/29	1,250,000	1,455,575
5% 5/1/30	1,250,000	1,452,475
5% 5/1/34	2,475,000	2,841,424
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,168,220
5% 5/1/33	1,000,000	1,164,480
5% 5/1/34	1,075,000	1,246,968
5% 5/1/35	775,000	896,784
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,725,600
5% 5/1/28	1,745,000	2,015,667
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	2,000,000	2,507,860
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	543,975
Series A:
5% 7/1/29 (FSA Insured)	1,340,000	1,482,991
5% 7/1/31 (FSA Insured)	1,775,000	1,947,690
5% 7/1/33 (FSA Insured)	2,000,000	2,183,560
5% 7/1/34 (FSA Insured)	1,750,000	1,905,575
5% 7/1/35 (FSA Insured)	2,750,000	2,988,398
5% 7/1/37 (FSA Insured)	2,000,000	2,170,400
Detroit Gen. Oblig. Series 2018:
5% 4/1/20	750,000	766,189
5% 4/1/21	1,000,000	1,038,860
5% 4/1/22	725,000	765,339
5% 4/1/23	310,000	331,452
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,459,150
Detroit Swr. Disp. Rev. Series 2006, 5% 7/1/36	10,000	10,023
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	2,700,000	2,735,991
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,146,340
5% 10/1/22 (FSA Insured)	2,645,000	2,902,914
5% 10/1/26 (FSA Insured)	4,850,000	5,284,318
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	856,547
5% 4/1/34 (FSA Insured)	520,000	605,166
5% 4/1/35 (FSA Insured)	500,000	580,065
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,518,673
5% 5/1/26 (FSA Insured)	1,385,000	1,622,264
5% 5/1/27 (FSA Insured)	1,425,000	1,662,890
Forest Hills Pub. Schools:
5% 5/1/19	1,375,000	1,378,815
5% 5/1/20	1,575,000	1,632,125
5% 5/1/21	1,575,000	1,684,699
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,680,962
Grand Rapids Pub. Schools 5% 5/1/29 (FSA Insured)	480,000	576,538
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	575,790
5% 1/1/32	235,000	283,575
5% 1/1/33	250,000	299,755
5% 1/1/34	550,000	656,689
5% 1/1/35	400,000	476,072
5% 1/1/38	655,000	772,121
5% 1/1/43	2,100,000	2,446,332
5% 1/1/48	1,000,000	1,158,760
Series 2012, 5% 1/1/37	1,250,000	1,383,800
Series 2014:
5% 1/1/27	1,300,000	1,496,469
5% 1/1/29	800,000	918,152
5% 1/1/30	2,000,000	2,289,480
Series 2016, 5% 1/1/37	1,250,000	1,434,713
Grand Rapids Wtr. Supply Sys.:
Series 2016:
5% 1/1/31	250,000	294,230
5% 1/1/32	320,000	375,027
5% 1/1/33	550,000	640,910
5% 1/1/34	500,000	582,040
5% 1/1/35	920,000	1,068,212
5% 1/1/36	385,000	445,822
5% 1/1/46	800,000	906,984
Series 2018:
5% 1/1/43	1,325,000	1,532,416
5% 1/1/48	2,500,000	2,888,550
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,160,560
Series 2014 A, 5% 7/1/47	1,400,000	1,532,216
Series 2019 A:
5% 7/1/44	1,110,000	1,248,095
5% 7/1/49	2,615,000	2,935,311
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	583,675
5% 12/1/26	1,900,000	2,206,869
5% 12/1/28	1,800,000	2,077,146
Series 2018:
5% 12/1/34	1,075,000	1,276,444
5% 12/1/35	1,225,000	1,449,322
5% 12/1/37	1,375,000	1,611,954
5% 12/1/38	875,000	1,022,639
5% 12/1/43	1,400,000	1,622,642
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/30	2,000,000	2,350,860
Series 2016 C, 5% 7/1/31	7,000,000	8,162,070
Series 2018 A:
5% 7/1/43	10,000,000	11,663,700
5% 7/1/48	5,000,000	5,821,400
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,196,410
5% 5/1/39	1,000,000	1,191,720
Hudsonville Pub. Schools:
Series 2017:
5% 5/1/29	625,000	753,263
5% 5/1/31	430,000	511,898
5% 5/1/32	1,200,000	1,423,416
5% 5/1/34	1,000,000	1,178,610
5% 5/1/35	1,000,000	1,175,180
4% 5/1/24	1,220,000	1,326,177
4% 5/1/25	500,000	540,745
5% 5/1/20	1,000,000	1,036,490
5% 5/1/22	600,000	659,262
5.25% 5/1/41 (Pre-Refunded to 5/1/21 @ 100)	1,750,000	1,884,278
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,900,872
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (Pre-Refunded to 6/1/20 @ 100)	2,250,000	2,338,605
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	780,000	904,839
5% 5/15/30	5,000,000	5,732,750
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,462,400
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,046,950
4% 5/1/22	1,000,000	1,068,570
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,598,415
Lake Orion Cmnty. School District 5% 5/1/23	1,915,000	2,164,908
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,394,350
Lansing Cmnty. College:
Series 2012:
5% 5/1/25	350,000	384,458
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,190,000	1,312,641
5% 5/1/23	1,135,000	1,244,947
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35 (Pre-Refunded to 11/15/21 @ 100)	3,030,000	3,367,300
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,411,613
5% 5/1/29	1,430,000	1,695,051
5% 5/1/31	500,000	584,770
5% 5/1/32	1,000,000	1,163,660
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,483,166
5% 5/1/34	1,750,000	2,062,568
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	911,968
5% 7/1/30	900,000	1,046,160
5% 7/1/31	780,000	901,095
5% 7/1/32	1,000,000	1,151,560
5% 7/1/33	705,000	808,515
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,272,323
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,038,260
5% 4/15/38	3,000,000	3,448,980
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/29	1,135,000	1,396,005
5% 11/1/30	1,000,000	1,215,400
5% 11/1/32	1,000,000	1,203,350
5% 11/1/33	2,500,000	3,004,250
5% 11/1/35	1,000,000	1,194,170
5% 11/1/36	1,250,000	1,485,600
5% 11/1/37	1,500,000	1,770,795
5% 11/1/38	1,595,000	1,877,156
(Henry Ford Health Sys. Proj.) Series 2016:
5% 11/15/24	2,940,000	3,415,133
5% 11/15/27	2,530,000	3,022,996
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,360,663
5% 1/1/40	3,000,000	3,232,110
(Kalamazoo College Proj.) Series 2018:
5% 12/1/29	1,005,000	1,230,281
5% 12/1/34	735,000	874,790
5% 12/1/38	735,000	859,693
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,109,660
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39	540,000	599,643
(Trinity Health Proj.) Series 2017:
5% 12/1/29	500,000	609,945
5% 12/1/30	710,000	857,957
5% 12/1/42	2,120,000	2,440,714
(Trinity Health Proj.) Series 2015, 5% 12/1/33	1,220,000	1,321,589
Bonds:
Series 2015 D2, 1 month U.S. LIBOR + 0.750% 2.447%, tender 10/15/20 (b)(c)	7,920,000	7,956,036
Series 2019 MI2, 5%, tender 2/1/25 (b)	5,000,000	5,806,250
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	137,976
Series 2012:
5% 11/15/24	660,000	732,046
5% 11/15/25	1,000,000	1,106,570
5% 11/15/26	800,000	884,072
5% 11/1/42	2,000,000	2,169,080
5% 11/15/42	3,120,000	3,338,338
Series 2013:
5% 10/1/25	1,255,000	1,400,304
5% 8/15/30	4,105,000	4,583,233
Series 2014 H1:
5% 10/1/22	1,000,000	1,077,740
5% 10/1/25	2,250,000	2,593,103
5% 10/1/39	4,725,000	5,313,074
Series 2014:
5% 6/1/25	1,000,000	1,150,510
5% 6/1/26	700,000	806,099
5% 6/1/27	700,000	803,495
Series 2015 C:
5% 7/1/26	570,000	660,396
5% 7/1/27	1,215,000	1,403,604
5% 7/1/28	1,500,000	1,726,860
5% 7/1/35	1,000,000	1,124,540
Series 2015 D1:
5% 7/1/34	1,250,000	1,417,450
5% 7/1/35	500,000	565,635
Series 2015 D2, 5% 7/1/34	1,000,000	1,133,960
Series 2015:
5% 11/15/26	2,250,000	2,616,368
5% 11/15/27	3,500,000	4,056,850
5% 11/15/28	1,855,000	2,140,948
Series 2016 A, 5% 11/1/44	6,190,000	6,894,051
Series 2016:
5% 11/15/26	1,010,000	1,214,626
5% 1/1/29	1,000,000	1,168,310
5% 11/15/29	2,950,000	3,480,145
5% 1/1/30	1,000,000	1,162,640
5% 1/1/31	1,170,000	1,353,128
5% 1/1/32	1,895,000	2,178,606
5% 1/1/33	1,915,000	2,191,660
5% 1/1/34	2,135,000	2,435,245
5% 11/15/41	11,710,000	13,118,128
Series 2019 MI1, 5% 12/1/48	2,000,000	2,303,980
5% 12/1/27	1,090,000	1,146,756
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	10,561
Michigan Hosp. Fin. Auth. Rev.:
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	3,768,087
(Trinity Health Proj.) Series 2008 C, 5% 12/1/29	1,150,000	1,402,874
Bonds Series 2010 F4, 1.95%, tender 4/1/20 (b)	5,530,000	5,538,705
Series 2016:
5% 11/15/46	3,500,000	3,975,475
5% 11/15/47	18,000,000	20,439,158
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	385,000	391,726
Michigan State Univ. Revs. Series 2019 B, 5% 2/15/48	3,000,000	3,520,170
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,885,280
(I-75 Impt. Proj.) Series 2018, 4.25% 12/31/38 (FSA Insured) (a)	7,000,000	7,317,800
Milan Area Schools Series 2019:
5% 5/1/21	950,000	1,012,938
5% 5/1/30	605,000	745,838
5% 5/1/31	1,545,000	1,891,374
5% 5/1/33	1,805,000	2,190,025
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,274,001
5% 3/1/25	1,225,000	1,332,065
5% 3/1/26	1,290,000	1,399,302
Series 2013 A:
5% 3/1/25	995,000	1,109,515
5% 3/1/26	1,620,000	1,799,334
5% 3/1/27	815,000	903,917
5% 3/1/38	2,900,000	3,154,852
Series 2014:
5% 3/1/28	335,000	379,106
5% 3/1/29	525,000	592,032
5% 3/1/39	3,000,000	3,325,530
Series 2016:
5% 3/1/28	1,150,000	1,356,793
5% 3/1/41	3,475,000	3,889,741
Portage Pub. Schools Series 2016:
5% 11/1/32	2,500,000	2,928,100
5% 11/1/34	1,250,000	1,455,850
5% 11/1/35	1,300,000	1,509,001
5% 11/1/39	755,000	864,558
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,377,738
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740,000	742,053
5% 5/1/29	1,625,000	1,926,194
5% 5/1/31	1,500,000	1,756,440
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	899,870
5% 5/1/25	1,000,000	1,178,840
5% 5/1/26	1,385,000	1,628,331
5% 5/1/24	570,000	657,598
5% 5/1/26	1,715,000	2,016,308
5% 5/1/27	1,795,000	2,101,371
5% 5/1/28	1,885,000	2,197,345
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,139,670
5% 9/1/27	1,175,000	1,334,988
5% 9/1/28	1,870,000	2,115,269
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,177,850
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,635,186
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,024,110
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,776,553
5% 5/1/24	3,200,000	3,696,832
5% 5/1/25	2,355,000	2,776,168
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	909,573
5% 5/1/34	5,630,000	6,447,363
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	811,013
4% 5/1/24 (FSA Insured)	750,000	821,768
4% 5/1/25 (FSA Insured)	500,000	553,530
Series 2018:
5% 5/1/29	415,000	498,349
5% 5/1/30	550,000	653,807
5% 5/1/32	1,100,000	1,294,139
5% 5/1/34	1,175,000	1,373,716
5% 5/1/35	1,200,000	1,395,348
5% 5/1/36	1,000,000	1,160,360
5% 5/1/37	1,300,000	1,501,461
5% 5/1/38	800,000	920,512
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,405,250
5% 12/1/22 (a)	5,260,000	5,702,050
Series 2012 A, 5% 12/1/23	2,300,000	2,580,025
Series 2014 C:
5% 12/1/29 (a)	720,000	823,003
5% 12/1/31 (a)	860,000	974,724
5% 12/1/34 (a)	1,655,000	1,860,865
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,323,940
Series 2015 F:
5% 12/1/25 (a)	2,735,000	3,210,726
5% 12/1/27 (a)	4,810,000	5,636,887
Series 2015 G:
5% 12/1/35	5,435,000	6,256,609
5% 12/1/36	5,760,000	6,611,674
Series 2017 A:
5% 12/1/37	545,000	630,385
5% 12/1/42	1,455,000	1,672,712
Series 2017 B, 5% 12/1/47 (a)	450,000	505,863
Series 2018 B, 5% 12/1/48 (a)	2,000,000	2,270,100
Series 2018 D:
5% 12/1/30 (a)	4,365,000	5,218,096
5% 12/1/31 (a)	2,825,000	3,354,575
5% 12/1/32 (a)	2,945,000	3,478,281
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	2,640,000	2,812,102
5% 5/1/25 (Pre-Refunded to 5/1/21 @ 100)	1,670,000	1,786,065
5% 5/1/26	1,225,000	1,303,045
5% 5/1/26 (Pre-Refunded to 5/1/21 @ 100)	775,000	828,863
Series 2014 1:
5% 5/1/30	725,000	819,170
5% 5/1/32	500,000	564,210
5% 5/1/34	900,000	1,013,994
5% 5/1/35	250,000	281,375
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	372,640
5% 11/15/26	400,000	465,336
5% 11/15/28	650,000	751,296
5% 11/15/29	750,000	863,873
5% 11/15/30	855,000	983,524
5% 11/15/31	700,000	804,153
Series 2015 A:
5% 11/15/26	1,000,000	1,166,570
5% 11/15/28	2,505,000	2,902,594
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,266,090
5% 5/1/38	5,670,000	6,499,351
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,539,378
5% 5/1/30	1,550,000	1,821,142
5% 5/1/32	2,000,000	2,327,320
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,163,840
5% 5/1/28 (FSA Insured)	500,000	579,405
5% 5/1/29 (FSA Insured)	1,000,000	1,154,690
5% 5/1/30 (FSA Insured)	1,000,000	1,150,680

TOTAL MICHIGAN		592,781,972

TOTAL MUNICIPAL BONDS
(Cost $577,500,303)		598,233,432

Municipal Notes - 2.4%
Michigan - 2.4%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 1.52% 4/1/19, LOC PNC Bank NA, VRDN (b)	895,000	$895,000
Michigan Fin. Auth. Rev. Participating VRDN Series Floaters XF 06 86, 1.55% 4/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,000,000	2,000,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2018 C, 1.54% 4/5/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	1,200,000	1,200,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.49% 4/1/19, VRDN (b)	10,120,000	10,120,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.5% 4/1/19, LOC Comerica Bank, VRDN (b)	700,000	700,000
TOTAL MUNICIPAL NOTES
(Cost $14,915,000)		14,915,000
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $592,415,303)		613,148,432
NET OTHER ASSETS (LIABILITIES) - 1.4%		8,595,366
NET ASSETS - 100%		$621,743,798

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.